Note 4 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Depreciation, Total	$ 20	$ 17	$ 37	$ 32